SCHEDULE OF COMPUTATION OF BASIC AND DILUTED NET INCOME PER SHARE (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss attributable to the common stockholders	$ (666,325)	$ (678,046)	$ (649,861)	$ (461,682)	$ (1,344,371)	$ (1,111,543)	$ (3,004,619)	$ (1,259,590)
Basic weighted average outstanding shares of common stock	37,295,803		36,410,334		37,295,803	35,841,627	36,396,585	7,351,272
Dilutive effect of options and warrants
Diluted weighted average common stock and common stock equivalents	37,295,803		36,410,334		37,295,803	35,841,627	36,396,585	7,351,272
Basic and diluted	$ (0.02)		$ (0.02)		$ (0.04)	$ (0.03)	$ (0.08)	$ (0.17)